Earnings Per Share - Summary of Earnings Per Share (Detail) - EUR (€) € / shares in Units, € in Thousands, shares in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Earnings per share [abstract]
Net income of the reporting period	€ (153,587)	€ (166,076)	[1]	€ (147,693)	[1]
Adjusted weighted average number of outstanding shares	37,007,247	28,924,976		24,757,176
Basic / Diluted earnings per share (€/share)	€ (4.15)	€ (5.74)	[1]	€ (5.97)	[1]

[1]	The financial statements as of December 31, 2019 were prepared using the modified retrospective method of IFRS 16 accounting standard, requiring no restatement of the comparative period.